SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT receivable – current		$ 334,608
Other receivables	295,648	227,519
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	1,035,542	1,083,387
Prepaid expenses	184,472	70,798
Total prepayment and other current assets	2,125,266	2,325,916
Less: Allowance on other receivables	(609,604)	(632,019)
Prepayment and other current assets, net	1,515,662	1,693,897
VAT receivable – non-current	1,835,177	1,534,521
Deposit and others	134,712	136,933
Durable spare parts
Total other assets – non - current	1,969,889	1,671,454
Less: allowance on other receivables	(534,189)	(307,868)
Other non-current assets, net	$ 1,435,700	$ 1,363,586